Expenses By Nature - Summary of Expenses By Nature (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of expenses by nature [Line Items]
Payroll and employee benefits	¥ 693,153	¥ 614,013
Cost of goods sold	35,461	17,157
Depreciation and amortization	73,027	48,883
Professional services fee	73,656	13,563
Service fee from a related party	32,379	65,557
Outsourcing service fee	61,734	26,189
Utilities and property management fee	24,823	14,042
Listing expense related to public offering on Nasdaq		3,634
Listing expense related to Hong Kong public offering	29,068
Others	66,612	40,758
Total cost of revenue, research and development expenses, administrative expenses and selling expenses	1,089,913	843,796
Payroll and employee benefits:
Salaries, allowances, bonus and benefits in kind	445,452	307,892
Contributions to defined contribution retirement plan	28,179	14,221
Share-based compensation expenses	219,522	291,900
Employee benefits	693,153	614,013
Property and equipment [member]
Disclosure of expenses by nature [Line Items]
Depreciation and amortization	45,372	28,912
Right-of-use assets [member]
Disclosure of expenses by nature [Line Items]
Depreciation and amortization	25,417	17,810
Intangible assets [member]
Disclosure of expenses by nature [Line Items]
Depreciation and amortization	¥ 2,238	¥ 2,161